Note 5 - Capital Lease Obligations (Details Textual) € in Thousands	Jun. 30, 2017 EUR (€)
Medical Devices [Member]
Capital Lease Obligations	€ 91
Vehicles and Other IT Equipment [Member]
Capital Lease Obligations	€ 452